Quarterly Financial Data (Schedule Of Quarterly Consolidated Results Of Operations) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Financial Data [Abstract]
Total operating revenues	$ 555.3	$ 593.6	$ 575.6	$ 633.9	$ 578.4	$ 447.1	$ 438.1	$ 644.8	$ 2,358.4	[1]	$ 2,108.4	[2]	$ 1,477.9	[3]
Operating (loss) income	13.5	70.2	60.3	7.3	19.4	19.6	22.8	45.4	151.3	[1]	107.2	[2]	24.9	[3]
Net income (loss)	10.6	68.1	57.4	3.5	17.0	15.9	22.0	45.5	139.6	[1]	100.4	[2]	14.4	[3]
Net (income) loss attributable to noncontrolling interests	(6.0)	0.4	(9.7)	(3.5)	(4.8)	(3.3)	(1.0)	(0.1)	(18.8)	[1]	(9.2)	[2]	(8.3)	[3]
Net (loss) income attributable to partners	4.6	68.5	47.7		12.2	12.6	21.0	45.4	120.8	[1]	91.2	[2]	6.1	[3]
Limited partners' interest in net (loss) income	$ (8.2)	$ 59.5	$ 35.3	$ (11.4)	$ (4.5)	$ (8.2)	$ 21.8	$ 22.0	$ 75.2		$ 31.1		$ (30.8)
Net income (loss) per limited partner unit - basic	$ (0.19)	$ 1.35	$ 0.80	$ (0.28)	$ (0.12)	$ (0.23)	$ 0.63	$ 0.64	$ 1.73		$ 0.86		$ (0.99)

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.